Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Linking pay and performance is an important component of Brunswick’s compensation philosophy and aligns to the interests of our shareholders. The Committee believes that the Company’s compensation plans and programs provide strong pay and performance alignment as demonstrated and described through the Compensation Discussion and Analysis section of the Proxy. The following Pay versus Performance disclosure is calculated in a manner consistent with SEC rules.

					Value of Initial Fixed $100 Investment Based On: [5]

Year [1]	Summary Compensation Table Total for PEO ($)[2]	Compensation Actually Paid to PEO ($)[3]	Average Summary Compensation Table Total for Non-Peo Named Executive Officers ($)[2]	Average Compensation Actually Paid To Non-Peo Named Executive Officers ($)[4]	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)[6]	Net Income ($)	Adjusted Earnings Per Share [7]
2022	$9,538,138	$2,922,362	$2,051,256	$1,050,316	$126.14	$165.18	$677.0	$10.03
2021	$9,637,406	$20,403,706	$2,217,465	$3,806,236	$171.03	$209.13	$593.3	$8.28
2020	$7,820,863	$11,771,626	$1,879,405	$2,411,473	$128.96	$125.94	$372.7	$5.07

[1]	David M. Foulkes served as the Company’s principal executive officer for the entirety of 2020, 2021 and 2022 and the Company’s other NEOs for the applicable years were as follows:

-	2022: Ryan M. Gwillim, Christopher D. Drees, Christopher F. Dekker, and Brenna D. Preisser

-	2021: Ryan M. Gwillim, Christopher D. Drees, Brenna D. Preisser, and Christopher F. Dekker

-	2020: Ryan M. Gwillim, Brett A. Dibkey, Christopher D. Drees, Brenna D. Preisser, and William L. Metzger

[2]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Foulkes and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the principal executive officer for such years.

[3]	Amounts reported in this column represent the compensation actually paid to Mr. Foulkes as the Company’s principal executive officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$9,538,138	$9,637,406	$7,820,863
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(b)	$6,844,580	$5,761,310	$5,000,158
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(c)	$5,197,362	$6,525,283	$5,773,382
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(d)	($2,643,131)	$6,377,756	$2,872,573
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	($2,325,427)	$3,624,571	$304,966
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$0	$0	$0
= Compensation Actually Paid	$2,922,362	$20,403,706	$11,771,626
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Foulkes during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Foulkes’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Foulkes as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Foulkes and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Foulkes that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Foulkes’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
[4]	Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Foulkes in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Other NEOs Average(a)	2022	2021	2020
Summary Compensation Table - Total Compensation(b)	$2,051,256	$2,217,465	$1,879,405
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(c)	$1,037,591	$874,761	$834,298
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(d)	$787,884	$990,758	$875,309
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(e)	($393,091)	$924,216	$426,491
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	($358,142)	$548,558	$157,946
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$0	$0	$93,380
= Compensation Actually Paid	$1,050,316	$3,806,236	$2,411,473

[a]	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.

[b]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.

[c]	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.

[d]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

[e]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

[f]	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

[g]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

[h]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

[5]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

[6]	The TSR Peer Group consists of the S&P 400 Consumer Discretionary Index, an independently prepared index that includes those companies included in the S&P MidCap 400 that are classified as members of the GICS Consumer Discretionary sector.

[7]	For 2022, the Compensation Committee determined that Adjusted Earnings Per Share (EPS) continues to be viewed as a core driver of the Company’s performance and stockholder value creation. Adjusted EPS is a non-GAAP financial measure. Please see Appendix C for a reconciliation of non-GAAP financial measures.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
[1]	David M. Foulkes served as the Company’s principal executive officer for the entirety of 2020, 2021 and 2022 and the Company’s other NEOs for the applicable years were as follows:

-	2022: Ryan M. Gwillim, Christopher D. Drees, Christopher F. Dekker, and Brenna D. Preisser

-	2021: Ryan M. Gwillim, Christopher D. Drees, Brenna D. Preisser, and Christopher F. Dekker

-	2020: Ryan M. Gwillim, Brett A. Dibkey, Christopher D. Drees, Brenna D. Preisser, and William L. Metzger

Peer Group Issuers, Footnote [Text Block]
[6]	The TSR Peer Group consists of the S&P 400 Consumer Discretionary Index, an independently prepared index that includes those companies included in the S&P MidCap 400 that are classified as members of the GICS Consumer Discretionary sector.

PEO Total Compensation Amount	$ 9,538,138	$ 9,637,406	$ 7,820,863
PEO Actually Paid Compensation Amount	$ 2,922,362	20,403,706	11,771,626
Adjustment To PEO Compensation, Footnote [Text Block]
[3]	Amounts reported in this column represent the compensation actually paid to Mr. Foulkes as the Company’s principal executive officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$9,538,138	$9,637,406	$7,820,863
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(b)	$6,844,580	$5,761,310	$5,000,158
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(c)	$5,197,362	$6,525,283	$5,773,382
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(d)	($2,643,131)	$6,377,756	$2,872,573
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	($2,325,427)	$3,624,571	$304,966
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$0	$0	$0
= Compensation Actually Paid	$2,922,362	$20,403,706	$11,771,626
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Foulkes during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Foulkes’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Foulkes as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Foulkes and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Foulkes that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Foulkes’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 2,051,256	2,217,465	1,879,405
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,050,316	3,806,236	2,411,473
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[4]	Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Foulkes in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Other NEOs Average(a)	2022	2021	2020
Summary Compensation Table - Total Compensation(b)	$2,051,256	$2,217,465	$1,879,405
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(c)	$1,037,591	$874,761	$834,298
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(d)	$787,884	$990,758	$875,309
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(e)	($393,091)	$924,216	$426,491
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	($358,142)	$548,558	$157,946
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$0	$0	$93,380
= Compensation Actually Paid	$1,050,316	$3,806,236	$2,411,473

[a]	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.

[b]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.

[c]	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.

[d]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

[e]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

[f]	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

[g]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

[h]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Pay and Performance

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on pay-for-performance as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual and long-term incentive programs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Pay and Performance

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on pay-for-performance as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual and long-term incentive programs.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Pay and Performance

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on pay-for-performance as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual and long-term incentive programs.

Tabular List [Table Text Block]
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Named Executive Officers for 2022:	● Adjusted Earnings Per Share ● Free Cash Flow ● Earnings Before Interest and Taxes ● Cash Flow Return on Investment ● Operating Margin ● Total Shareholder Return

Total Shareholder Return Amount	$ 126.14	171.03	128.96
Peer Group Total Shareholder Return Amount	165.18	209.13	125.94
Net Income (Loss)	$ 677,000,000	$ 593,300,000	$ 372,700,000
Company Selected Measure Amount | $ / shares	10.03	8.28	5.07
PEO Name	David M. Foulkes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]
[7]	For 2022, the Compensation Committee determined that Adjusted Earnings Per Share (EPS) continues to be viewed as a core driver of the Company’s performance and stockholder value creation. Adjusted EPS is a non-GAAP financial measure. Please see Appendix C for a reconciliation of non-GAAP financial measures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest and Taxes
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow Return on Investment
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Adjustment for Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,844,580	$ 5,761,310	$ 5,000,158
PEO [Member] | Adjustment for Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,197,362	6,525,283	5,773,382
PEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,643,131)	6,377,756	2,872,573
PEO [Member] | Adjustment for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,325,427)	3,624,571	304,966
PEO [Member] | Adjustment for Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,037,591	874,761	834,298
Non-PEO NEO [Member] | Adjustment for Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	787,884	990,758	875,309
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(393,091)	924,216	426,491
Non-PEO NEO [Member] | Adjustment for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(358,142)	548,558	157,946
Non-PEO NEO [Member] | Adjustment for Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 93,380